Summary of Significant Accounting Policies		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Oct. 31, 2020	Feb. 01, 2020
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Accounting

The Balance Sheet has been prepared in accordance with generally accepted accounting principles in the United States, or GAAP. Separate statements of operations, changes in stockholders’ equity and cash flows have not been presented in the financial statements because there have been no activities in this entity or because the single transaction is fully disclosed below.

2. Summary of Significant Accounting Policies

The accompanying unaudited financial statements of the Company have been prepared as though they were required to be in accordance with Rule 10-01 of Regulation S-X for interim financial statements, however, they do not include all information and footnotes required by United States generally accepted accounting principles (“GAAP”) for complete financial statements. Certain information and footnote disclosures normally included in our annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted; however, we believe that the disclosures included herein are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements and the notes thereto for the fiscal year ended February 1, 2020 included in our final prospectus dated October 1, 2020 (the “Prospectus”), as filed with the SEC on October 2, 2020 pursuant to Rule 424(b)(4) under the Securities Act. The information furnished herein reflects all normal recurring adjustments which are, in the opinion of management, necessary for a fair presentation of the results for the interim periods presented. The results of operations for the thirteen and thirty-nine weeks ended October 31, 2020 are not necessarily indicative of the results that will be realized for the fiscal year ending January 30, 2021 or any other period. The balance sheet as of February 1, 2020 has been derived from our audited financial statements as of that date. For further information, refer to our audited financial statements and notes thereto included for the year ended February 1, 2020.

Basis of Presentation and Principles of Consolidation

These unaudited condensed consolidated financial statements include the accounts of ASO, Inc. and, its subsidiaries, ASO Co-Invest Blocker Sub, L.P., ASO Blocker Sub, L.P., NAHC, Academy Managing Co., LLC, Associated Investors, LLC, Academy, Ltd., the Company’s operating company, and Academy International Limited. ASO Co-Invest Blocker Sub, L.P., ASO Blocker Sub, L.P., NAHC, Academy Managing Co., LLC, and Associated Investors, LLC are intermediate holding companies. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Our management bases its estimates on historical experience and other assumptions it believes to be reasonable under the circumstances. Actual results could differ significantly from those estimates. Our most significant estimates and assumptions that materially affect the financial statements involve difficult, subjective or complex judgments by management including the valuation of merchandise inventories, and performing goodwill, intangible and long-lived asset impairment analyses. Given the global economic climate and additional unforeseen effects from the COVID-19 pandemic, these estimates are becoming more challenging, and actual results could differ materially from our estimates.

Reclassifications

Certain reclassifications have been made in the prior period consolidated financial statements to conform to the current period presentation. Within the merchandise division sales table presented in Note 3, certain products and categories were recategorized amongst various categories and divisions, respectively, to better align with our current merchandising strategy and view of the business. As a result, we have reclassified sales between divisions in the thirteen and thirty-nine weeks ended November 2, 2019 for comparability purposes. This reclassification is in divisional presentation only and did not impact the overall net sales balances previously disclosed.

Retrospective Presentation of Ownership Exchange

Prior to the IPO, ASO, Inc. was a wholly-owned subsidiary of NAHC. On the IPO pricing date (October 1, 2020), the then-existing members of NAHC contributed all of their membership units of NAHC to ASO, Inc. and, in exchange, received one share of common stock of ASO, Inc. for every 3.15 membership units of NAHC contributed to ASO, Inc. (such 3.15:1 contribution and exchange ratio, the “Contribution Ratio”). As a result of such contributions and exchanges, upon the IPO, NAHC became a wholly-owned subsidiary of ASO, Inc., which became our parent holding company. The par value and authorized shares of the common stock of ASO, Inc. of $0.01 and 300,000,000, respectively, remain unchanged as a result of such contributions and exchanges. All membership units and redeemable membership units in the financial statements and notes have been retrospectively adjusted to give effect to the Contribution Ratio, as if such contributions and exchanges occurred as of all pre-IPO periods presented, including the periods presented on the Balance Sheets, Statements of Income, Statements of Partners’ / Stockholders’ Equity, Note 10. Equity and Share-Based Compensation and Note 11. Earnings per Share.

Redeemable Membership Units

Prior to October 1, 2020, Allstar Managers LLC, a Delaware limited liability company (“Managers”), owned membership units in NAHC (each, a “NAHC Membership Unit”). Managers is 100% owned by certain current and former executives and directors of the Company and was formed to facilitate the purchase of indirect contingently redeemable ownership interests in NAHC. Prior to October 1, 2020, certain executives and directors could acquire contingently redeemable membership units in Managers (the “Redeemable Membership Units”), either by (1) purchasing the Redeemable Membership Units with cash consideration, which was subsequently contributed to NAHC by Managers in exchange for a number of NAHC Membership Units equal to the number of Redeemable Membership Units purchased, or (2) by receiving the Redeemable Membership Units in settlement of vested restricted units awarded to the executive or director under the Company’s 2011 Unit Incentive Plan (see Note 10). Each outstanding Redeemable Membership Unit in Managers corresponded to an outstanding NAHC Membership Unit, on a unit-for-unit basis.

On October 1, 2020, Managers received one share of ASO, Inc. common stock in exchange for every 3.15 membership units in NAHC that Managers contributed to ASO, Inc., and the Redeemable Membership Units in Managers that were held by its owners were reduced proportionately by the Contribution Ratio, so that the outstanding number of Redeemable Membership Units in Managers equal the number of shares of ASO, Inc. common stock held by Managers on a 1:1 basis.

NAHC is the sole managing member of Managers with a controlling voting interest, but no economic interest, in Managers. As the sole managing member of Managers, NAHC operates and controls all business affairs of Managers.

The terms and conditions of the agreements governing the Redeemable Membership Units include provisions by which the holder, or its heirs, have the right to require Managers or NAHC to purchase the holder’s Redeemable Membership Units upon the holder’s termination of employment due to death or disability for cash at fair value. The carrying value of the Redeemable Membership Units is classified as temporary equity, initially at fair value, as redemption was an event that was not solely within our control. If redemption becomes probable, we are required to re-measure the Redeemable Membership Units to fair value. Periodically, these rights lapsed due to contractual expiration or a holder’s termination of employment for reasons other than death or disability. Due to the lapse of this right for certain issuances, $14.9 million was reclassified from temporary equity to Partners’ Equity during the 2019 third quarter.

Income Taxes

The Company is subject to U.S. federal, state and foreign income taxes. We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the temporary differences are expected to be realized or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent we believe these assets are more-likely-than-not to be realized. In making such a determination, we consider all available positive and negative evidence, including recent results of operations, future reversals of existing taxable temporary differences, projected future taxable income and tax planning strategies. A valuation allowance is recorded to reduce the carrying amount of deferred tax assets if it is more-likely-than-not that all or a portion of the asset will not be realized. The Company recognizes tax benefits from uncertain tax positions only if it is more-likely-than-not the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized from such positions are measured based on the largest benefit having a greater than 50% likelihood of being ultimately sustained. Interest and penalties from income tax matters are recognized in income tax expense.

New Academy Holding Company, LLC
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP, requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Our management bases its estimates on historical experience and other assumptions it believes to be reasonable under the circumstances. Actual results could differ significantly from those estimates.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of Holdco, its wholly owned subsidiary New Academy Finance Company LLC, or Finco, and the accounts of Finco’s wholly owned subsidiaries Academy Managing Co., LLC, Associated Investors, LLC and New Academy Finance Corporation. Academy Managing Co., LLC and Associated Investors, LLC are holding companies and are the sole general partner and sole limited partner, respectively, of Academy, Ltd., the Company’s operating company. All intercompany balances and transactions have been eliminated in consolidation.

Unaudited Pro Forma Financial Information

In connection with the proposed initial public offering, or the IPO, of Academy Sports and Outdoors, Inc., a Delaware corporation, or an IPO issuer, we will undertake a series of reorganization transactions, or the Reorganization Transactions, that will result in, among other things, Holdco being contributed by its unitholders to the IPO issuer and becoming a wholly owned subsidiary of the IPO issuer.

The unaudited pro forma financial information provided on the consolidated statements of income provides the estimated impact to net income and earnings per unit based upon the anticipated conversion of the Company to a C corporation in connection with the IPO. We are currently treated as a flow through entity for U.S. federal income tax purposes, and thus no federal income tax expense has been recorded in our consolidated statements of income. After consummation of the IPO, we will become subject to U.S. federal income taxes and additional state income taxes and be taxed at the prevailing corporate rates. The pro forma tax expense assumed in the unaudited pro forma financial information is estimated to be 24.5% plus certain state taxes we currently include in income tax expense as a flow through entity. Our actual income tax rate, and our actual income tax liability, after the IPO may be different from our assumed rate, and such difference may be material.

On August 28, 2020, Holdco distributed a $257.0 million one-time special distribution (the “Distribution”) to existing unitholders of record as of August 25, 2020.

U.S. Securities and Exchange Commission Staff Accounting Bulletin 1.B.3 requires that certain distributions to owners prior to or concurrent with an initial public offering be considered as distributions in contemplation of that offering. The Company is required to present unaudited basic and diluted pro forma net income per share of common stock as a result of the Distribution, which is assumed to have been made in contemplation of the proposed IPO.

Unaudited basic and diluted pro forma net income per share data presented below assumed that (i) 72,477,381, basic, and 74,796,545, diluted, shares of common stock of the IPO issuer were issued and outstanding for 2019 in connection with the contribution of Holdco by its unitholders and related Reorganization Transactions and related cancellation of all outstanding partners’ equity at Holdco in connection with the IPO and (ii) an additional 10,535,154 shares of common stock of the IPO issuer were outstanding for 2019, which represents the number of shares of common stock that the Company would have been required to issue to fund the amount of the Distribution in excess of its net income for 2019. The number of shares of common stock that the Company would have been required to issue to pay the Distribution was calculated by dividing the portion of the total $257.0 million Distribution in excess of the Company’s net income for 2019 by an initial public offering price in the IPO of $13.00 per share.

The table below sets forth the computation of the Company’s unaudited basic and diluted pro forma net income per share for 2019:

PRO FORMA NET INCOME PER SHARE:
(In thousands, except for share and per share data)	Basic	Diluted
Pro forma net income	$89,942	$89,942

Weighted average shares of common stock outstanding after giving effect to the Reorganization Transactions	72,477,381	74,796,545
Adjustment to weighted average shares of common stock outstanding related to the Distribution	10,535,154	10,535,154

Pro forma weighted average shares of common stock outstanding	83,012,535	85,331,699

Pro forma net income per share	$1.08	$1.05

Reclassifications

Certain reclassifications have been made in the 2018 and 2017 consolidated financial statements to conform to the current period presentation. Within the merchandise division sales table presented in Note 3, certain products and categories were recategorized amongst categories and divisions during 2019 to better align with our current merchandising strategy and view of the business. As a result, we have reclassified sales between divisions for 2018 and 2017 for comparability purposes. This reclassification is in presentation only and did not impact the overall net sales balances previously disclosed.

Redeemable Membership Units

Allstar Managers LLC, a Delaware limited liability company, or Managers, owns membership units in Holdco, or each a Holdco Membership Unit. Managers is 100% owned by certain current and former executives and directors of the Company and was formed to facilitate the purchase of indirect contingently redeemable ownership interests in the Company. Certain executives and directors may acquire contingently redeemable membership units in Managers, or the Redeemable Membership Units, either (1) by purchasing the Redeemable Membership Units with cash consideration, which is subsequently contributed to Holdco by Managers in exchange for a number of Holdco Membership Units equal to the number of Redeemable Membership Units purchased, or (2) by receiving the Redeemable Membership Units in settlement of vested restricted units awarded to the executive or director under the Company’s 2011 Unit Incentive Plan (see Note 11). Each outstanding Redeemable Membership Unit in Managers corresponds to an outstanding Holdco Membership Unit, on a unit-for-unit basis. Holdco is the sole managing member of Managers with a controlling voting interest, but no economic interest, in Managers. As the sole managing member of Managers, Holdco operates and controls all business affairs of Managers.

The terms and conditions of the agreements governing the Redeemable Membership Units include provisions by which the holder, or its heirs, has the right to require Managers or the Company to purchase the holder’s Redeemable Membership Units upon the holder’s termination of employment due to death or disability for cash at fair value. The carrying value of the Redeemable Membership Units is classified as temporary equity, initially at fair value, as redemption is an event that is not solely within our control. If redemption becomes probable, we are required to re-measure the Redeemable Membership Units to fair value. Periodically, this right may lapse due to contractual expiration or a holder’s termination of employment for reasons other than death or disability. Due to the lapse of this right for certain issuances, $14.9 million was reclassified from temporary equity to Partners’ Equity during the third quarter 2019.

Cash and Cash Equivalents

We consider credit and debit card transactions, which typically settle within three business days, demand deposits with banks, and all other highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents.

Financial Instruments

Financial instruments are comprised of cash and cash equivalents, accounts receivable, accounts payable, certain accrued liabilities, derivatives and debt. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair values due to the short-term nature of those instruments. We enter into interest rate swaps to reduce the risk that our earnings and cash flows will be affected by changes in interest rates on our debt, and we do not hold any derivative financial instruments for trading or speculative purposes (see Note 4 and Note 5). The fair value of debt is influenced by fluctuations in market conditions for interest rates (see Note 6).

Accounts Receivable

Accounts receivable consists primarily of amounts due from vendors for vendor allowances and other accounts receivable. We provide an allowance for doubtful accounts based on both historical experience and a specific identification basis.

Concentration of Risk

Financial instruments which subject us to potential credit risk consist of cash and cash equivalents and derivative financial instruments. We have established guidelines to limit our exposure to credit risk on cash and cash equivalents by placing investments with high credit quality financial institutions. Deposits with these financial institutions may exceed the amount of insurance provided; however, these deposits typically are redeemable upon demand. We use high credit quality counterparties to transact our derivative transactions. Therefore, we believe that the financial risks associated with these financial instruments are minimal.

We purchase merchandise inventories from approximately 1,300 vendors. In 2019, 2018 and 2017, purchases from our largest vendor represented approximately 14%, 13% and 14% of our total inventory purchases, respectively. No other vendor in any of the aforementioned years exceeded 10% of our purchases. We typically do not enter into long-term inventory purchase commitments and there were none as of February 1, 2020 or February 2, 2019.

A significant portion of our inventory purchases are manufactured outside of the United States, primarily in Asia. While we are not dependent on any single manufacturer outside of the United States, we could be adversely affected by political, health (including pandemic), safety, security, economic, tariff, climate or other disruptions affecting the business or operations of third-party manufacturers located outside of the United States.

Merchandise Inventories, net

Merchandise inventories are valued at the lower of weighted average cost or net realizable value using the last-in first-out, or LIFO, method. Merchandise inventories include the direct cost of merchandise and capitalized costs related to procurement, warehousing and distribution and are reflected net of shrinkage, vendor allowances and other valuation accounts. We regularly review inventories and record a valuation adjustment when necessary such as for inventory that has a carrying value in excess of the net realizable value or for slow moving or obsolete inventory. As of February 1, 2020 and February 2, 2019, merchandise inventories valued at LIFO, including necessary valuation adjustments, approximated the cost of such inventories using the weighted average inventory method. The application of the LIFO inventory method did not result in any LIFO charges or credits affecting cost of sales in 2019, 2018 or 2017.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and amortization. Cost includes interest capitalized on borrowings used to finance the construction of stores and other significant capital projects while under construction. Depreciation and amortization is computed using the straight-line method over the asset’s useful life, which is generally determined by asset category as follows:

Leasehold improvements	Lesser of asset useful life or lease term
Software and computer equipment	2–5 years
Other equipment	5–10 years
Furniture and fixtures	7–10 years

When assets are retired or sold, the cost and accumulated depreciation are removed from our accounts, and the resulting gain or loss is reflected in the consolidated statements of income. Repair and maintenance costs are charged to expense as incurred and significant improvements that substantially enhance the useful life of an asset are capitalized and amortized.

In the normal course of business, we acquire land and construct new stores to be sold to and leased from third party landlords. New stores completed but not yet sold to and leased from third parties are classified as assets held for sale and are expected to be sold within one year. Our intent is to sell the stores for approximately the total land and construction costs incurred (which approximate the fair market value of the property, net of selling costs) and simultaneously enter into operating leases.

Capitalized Computer Software Costs

We capitalize certain costs incurred in connection with developing or obtaining computer software for internal use. Capitalized computer software costs are included in property and equipment on the consolidated balance sheets and amortized on a straight-line basis when placed into service over the estimated useful lives of the software. The amounts capitalized were $12.9 million, $13.8 million and $21.0 million in 2019, 2018 and 2017, respectively.

Capitalized Interest

We capitalized interest primarily related to construction of new stores, store renovations, distribution centers and IT projects in the amount of $0.6 million, $1.3 million and $1.4 million in 2019, 2018 and 2017, respectively. Interest expense, net on the consolidated statement of income is shown net of capitalized interest.

Impairment of Long-Lived Assets

We review the carrying value of long-lived assets, including property and equipment and finite-lived intangible assets, for indicators of impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the assets to the estimated undiscounted future cash flows expected to be generated by the use of the assets. If such assets are considered to be impaired, the impairment loss recognized is the amount by which the carrying amount of the assets exceeds its estimated fair value, which is typically calculated using discounted expected future cash flows. As a result of our assessment, we did not record an impairment of long-lived store assets in 2019. In 2018 and 2017, we impaired $1.4 million and $2.5 million, respectively, of long-lived store assets. These charges are included in selling, general and administrative expenses on the consolidated statements of income (see Note 6).

Goodwill

Goodwill represents the excess of the purchase price of an acquired business over the amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is tested for impairment annually at the last day of our eleventh fiscal month, or more frequently if events or circumstances indicate that the carrying value of goodwill may not be recoverable. We test for goodwill at the reporting unit level, which is the operating segment level. We operate in one segment with one reporting unit.

The annual goodwill impairment test provides for the option of first performing a qualitative assessment to evaluate the existence of events and circumstances that would lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If such a conclusion is reached, we would then be required to perform a quantitative impairment assessment of goodwill. However, if the qualitative assessment leads to a determination that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then no further assessments are required.

Our quantitative assessment for determining the fair value of our reporting unit includes using an estimated discounted cash flow model (income approach) and market value approach. The output of this assessment is an estimated fair value for our reporting unit that is compared to its carrying value to determine whether an impairment charge is necessary. The income approach uses a discounted cash flow analysis of our projected future income, and the market value approach is based on earnings multiples for a comparable set of public companies.

These approaches use key input assumptions such as our projected future operating results, the discount rate, the weighting for each valuation approach and the comparable set of companies. A history of declining trends in our operating results such as comparable sales, gross margin, net income and cash flow from operations could impact these assumptions and serve as indicators of future impairment. There is significant judgment used in determining these assumptions and variability in the assumptions could cause us to reach a different conclusion on impairment.

In 2019, 2018 and 2017, we performed a quantitative assessment for the determination of impairment. Based on the results of these quantitative assessments, no impairment of goodwill existed for 2019, 2018 or 2017.

Intangible Assets

Intangible assets consist of the trade name of “Academy Sports + Outdoors”, or the Trade Name, and our favorable leases. The favorable leases are accounted for as finite-lived assets and are amortized over their estimated useful economic lives. With the adoption of ASU 2016-02, “Leases (Topic 842)” and a series of related Accounting Standards Updates that followed, or collectively, the New Lease Standard, on February 3, 2019, the balance of the favorable lease rights, net was netted into the right-of-use assets on the balance sheet (see Note 14). The Trade Name is expected to generate cash flows indefinitely and, therefore, is accounted for as an indefinite-lived asset not subject to amortization.

The Trade Name is tested for impairment annually at the last day of our eleventh fiscal month, or whenever events or circumstances indicate that the carrying amount of the Trade Name may not be recoverable. Impairment is calculated as the excess of the Trade Name’s carrying value over its fair value. The fair value of the Trade Name is determined using the relief-from-royalty method, a variation of the income approach. This method assumes that, in lieu of ownership, a third party would be willing to pay a royalty in order to exploit the related benefits of these types of assets. Once a supportable royalty rate is determined, the rate is then applied to the projected revenues over the expected remaining life of the intangible assets to estimate the royalty savings. This approach is dependent on a number of factors, including estimates of future growth and trends, royalty rates, discount rates and other variables. The results of the 2019, 2018 and 2017 annual impairment tests indicated that the fair value of the Trade Name was in excess of its carrying value and no impairments existed.

Deferred Loan Costs

Costs incurred to issue debt are deferred and recorded in the consolidated balance sheets. Those costs related to the issuance of term loan facilities and senior notes are recorded in long-term debt, net of current maturities and amortized as a component of interest expense over the terms of the related debt agreement using the effective interest method. The costs related to the issuance of our revolving credit facilities are recorded in other noncurrent assets on the consolidated balance sheets and amortized as a component of interest expense over the terms of the related debt agreements using the straight-line method.

Derivative Instruments

We are exposed to interest rate risk, primarily related to changes in interest rates on our term loan (see Note 4) and have used interest rate swap agreements, which we have designated as “cash flow” hedges, to hedge against market risks relating to possible adverse changes in interest rates. We assess, both at the inception of the hedge and on an ongoing basis, whether derivatives used as hedging instruments are highly effective in offsetting the changes in the fair value or cash flow of the hedged items. If it is determined that a derivative is not highly effective as a hedge or ceases to be highly effective, we discontinue hedge accounting prospectively.

Derivative financial instruments are recognized at fair value in the consolidated balance sheets (see Note 5 and Note 6). The changes in the fair value of derivative instruments designated as cash flow hedges are recorded in accumulated other comprehensive income, or AOCI, net of tax effects, and are subsequently reclassified to earnings when the hedged transaction affects earnings.

Self-Insurance

We maintain deductibles or self-insurance retentions for workers’ compensation, general liability and employee health benefits. Additionally, we use the services of an independent actuary to assist in determining losses associated with workers’ compensation, general liability and employee health benefits. Liabilities associated with these losses are actuarially derived and estimated in part by considering historical claims experience, industry factors, severity factors, claim development, as well as other actuarial assumptions. If actual trends, including the severity or frequency of claims, medical cost inflation or fluctuations in premiums, differ from our estimates, it could have a material adverse impact on our results of operations. Changes in legal claims, claim development, trends and interpretations, variability in inflation rates, changes in the nature and method of claims settlement, benefit level changes due to changes in applicable laws, insolvency of insurance carriers and changes in discount rates could all adversely affect our ultimate expected losses. We believe the actuarial valuation provides the best estimate of the ultimate expected losses, and we have recorded the present value of the actuarially determined ultimate losses for the insurance related liabilities mentioned above.

Lease Incentives

All of our stores, corporate office facilities, and warehouse and distribution centers are leased. We may receive reimbursement from a landlord for some or all of the cost of a construction project, which may be structured as a tenant improvement allowance, construction allowance or landlord reimbursement, or collectively, Lease Incentives.

Prior to the New Lease Standard, if we were the deemed owner of the property during the construction period and the sale-leaseback criteria were met, any differences between fair value of the property and the sales price of the property, are deferred and recognized ratably as an adjustment to selling, general and administrative expenses in the consolidated statements of income over the term of the related lease. Under the New Lease Standard, the losses and gains from sale-leaseback transactions are no longer deferred, but instead recognized immediately. Upon transition to the new standard on February 3, 2019, the remaining deferred gains and losses related to our previous sale-leaseback transactions resulted in a cumulative effect adjustment to retained earnings (see Note 14). To date, the Company has not executed a sale-leaseback transaction under the New Lease Standard.

Prior to the New Lease Standard, cash received from a landlord for tenant improvement allowances in store lease transactions not considered a sale-leaseback transaction were recorded in other long-term liabilities in the consolidated balance sheets and amortized as a reduction of rent expense in selling, general and administrative expenses in the consolidated statements of income over the term of the related lease. Under the New Lease Standard these receipts are a reduction to the right-of-use assets on the balance sheet (see Note 14), which are amortized ratably over the remaining terms of the corresponding leases.

Net Sales

We sell merchandise under implicit contracts whereby the transaction price is the listed sales price less any discounts or coupons applied. Our typical coupons offer a discount, which is applied immediately at the time of purchase. However, under certain circumstances we may issue a coupon, or similar incentive, which contains a material future right. In such instances, a portion of the revenue is deferred and subsequently recognized when earned.

Revenue from merchandise sales is recognized, net of sales tax, when the Company’s performance obligation to the customer is met, which is when the Company transfers control of the merchandise to the customer. Store merchandise sales are recognized at the point of sale. For e-commerce sales, significant judgment is applied in determining when the transfer of control occurs, which we believe occurs upon customer receipt, and accordingly online merchandise sales are recognized upon delivery of the merchandise to the customer. The Company does not extend a material amount of credit. The sales return allowance, which is our provision for anticipated merchandise returns, is provided through a reduction of sales and cost of goods sold on a gross basis in the period that the related sales are recorded. The sales return allowance and related liability are included in merchandise inventories and in accrued expenses and other liabilities, respectively, in our consolidated balance sheets. Merchandise returns are estimated based on historical experience.

Cost of Goods Sold

Cost of goods sold includes the direct cost of merchandise and costs related to procurement, warehousing and distribution and the related depreciation and amortization. These costs consist primarily of payroll and benefits, occupancy costs and freight.

Shipping and Handling Costs

Shipping and handling costs billed to customers are included in net sales. Shipping and handling costs that we incur associated with shipping products to customers are included in cost of goods sold.

Vendor Allowances

Vendor allowances include volume purchase rebates, promotional and advertising allowances, cooperative advertising funds and support for new store openings. These allowances are generally determined for each fiscal year with the majority of allowances based on quantitative contract terms. Allowances related to the purchase of merchandise inventories are recorded as a reduction of cost of goods sold as the related merchandise is sold. Allowances for cooperative advertising and promotion programs and other expenses are recorded in selling, general and administrative expenses as a reduction of the related costs as the related expense is incurred. Any allowance in excess of actual costs incurred that are included in selling, general and administrative expenses, or that do not require proof of performance, are recorded as a reduction of cost of sales. For volume purchase rebates, we record an estimate of vendor allowances earned based on the latest projected purchase volumes.

Selling, General and Administrative Expenses

Selling, general and administrative expenses include store and corporate administrative payroll and payroll benefits, store and corporate headquarters occupancy costs, advertising, credit card processing, information technology, pre-opening costs, depreciation and amortization and other store and administrative expenses.

Advertising Expenses

Advertising costs are expensed as incurred. Advertising expenses, net of specific vendor allowances, were $142.3 million, $139.1 million and $140.8 million in 2019, 2018 and 2017, respectively.

Pre-Opening Expenses

Non-capital expenditures associated with opening new stores and distribution centers, which consist primarily of occupancy costs, marketing, payroll and recruiting costs, are expensed as incurred. Pre-opening expenses for our new stores were $3.2 million, $3.4 million and $10.8 million in 2019, 2018 and 2017, respectively.

Deferred Rent

Substantially all of our leases contain landlord incentives and escalation clauses. Where a lease contains an escalation clause calling for increased rent, or a landlord incentive such as a rent holiday, rent expense is recognized using the straight-line method over the term of the lease. With the adoption of the New Lease Standard on February 3, 2019, the deferred rent balances were netted into the right-of-use assets on the balance sheet (see Note 14), which are amortized ratably over the remaining terms of the corresponding leases.

Equity Compensation

We account for equity compensation in accordance with Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, topic 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all equity awards made to employees based on estimated fair values on the grant date. Option equity award fair values are estimated on the date of grant using an option-pricing model and restricted unit fair values are based on the estimated unit price on the date of the grant. For awards with service-based vesting requirements only, the fair value of the award is recognized as expense over the requisite service period, and for awards with performance-based vesting requirements, the fair value of the award ultimately expected to meet the performance target is recognized as expense over the service period. We have elected to recognize forfeitures as they occur.

Income Taxes

The Company is a flow through entity for federal income tax purposes, and thus no federal income tax expense has been recorded in the consolidated statements of income. Members of the Company are responsible for federal and state income taxes on their respective share of the Company’s profit and losses. When necessary the Company’s operating agreement requires it to make distributions, or loans under certain circumstances, to fund the tax obligations of its members. There were no distributions made 2019, 2018 and 2017. In 2019 and 2018, the Company loaned $4.0 million and $4.1 million, respectively, with notes receivable issued to a member (see Note 13). The Company is responsible for certain state and foreign income taxes and recognized expense of $2.8 million, $2.0 million and $2.8 million in 2019, 2018 and 2017, respectively. As of February 1, 2020 and February 2, 2019, the Company had no uncertain tax positions that required recognition in the consolidated financial statements.

We account for deferred income taxes related to state jurisdictions using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future taxes attributable to the difference between financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for the future tax benefits attributable to the expected utilization of tax net operating loss carry forwards and tax credits. In the event future utilization is determined to be unlikely, a valuation allowance is provided to reduce the tax benefits from such assets. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the period in which the temporary differences and carry forwards are expected to be recovered or settled. Deferred tax assets and deferred tax liabilities are recorded in other noncurrent assets and other long-term liabilities, respectively, in our consolidated balance sheets. The effect of a change in tax rates is recognized in the period which includes the enactment date. We recognize interest and penalties as a component of income tax expense.

Comprehensive Income

Comprehensive income represents the net income for the period plus the results of certain changes to partners’ equity (other comprehensive income) that are not reflected in the consolidated statements of income. Other comprehensive income consists of adjustments, net of tax, related to the Company’s interest rate swaps.

Operating Segment

Given the similar business activities, economic characteristics, products sold, customer base and methods of procurement, as well as the similar marketing and promotional activities of our stores and our academy.com website, we report our financial results as one reportable segment. Substantially all of the Company’s identifiable assets are located in the United States.

Recently Adopted Accounting Standards

Leases

Effective February 3, 2019, we adopted the New Lease Standard, which requires that lessees recognize assets and liabilities arising from operating leases on the balance sheet and disclose key information about leasing arrangements.

We elected the practical expedient available to us under ASU 2018-11, “Leases: Targeted Improvements”, which allows us to apply the transition provision for the New Lease Standard at our adoption date instead of at the earliest comparative period presented in our financial statements. Adoption of the New Lease Standard resulted in approximately $1.2 billion of additional lease obligation and approximately $1.2 billion of right-of-use assets, which are reflected in the short-term and long-term liabilities and long-term assets sections of the balance sheet, respectively, as well as an cumulative-effect adjustment increase to the opening balance of retained earnings of approximately $5.1 million (see Note 14). Adoption of the New Lease Standard did not impact our debt-covenant compliance or liquidity under our current agreements.